STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (29,974,034)	$ (1,501,235)
Changes in state franchise tax accrual	(5,241)	55,241
Changes in prepaid assets	61,773	(897,754)
Changes in accrued expenses, formation and offering costs	2,183,895	4,000
Issuance costs related to warrant liability		607,898
Changes in fair value warrants derivative liability	26,672,500	794,500
Changes in deferred income tax	26,273	(26,273)
Net cash used in operating activities	(1,034,834)	(963,623)
Cash used in investing activities:
Cash deposited in Trust Account		(345,000,000)
Interest and dividends reinvested in the Trust Account	(13,707)	(8,625)
Net cash used in investing activities	(13,707)	(345,008,625)
Cash flows from financing activities:
Proceeds from sale of Units in initial public offering	345,000,000	345,000,000
Proceeds from sale of Class F Common Stock to Sponsor		25,000
Proceeds from sale of Private Placement Warrants to Sponsor		8,900,000
Proceeds from notes and advances payable – related party	600,000	300,000
Repayment of notes and advances payable – related party		(300,000)
Payment of underwriters' discounts and commissions		(6,900,000)
Payment of accrued offering costs	(8,130)	(419,486)
Net cash provided by financing activities	591,870	346,605,514
Increase in cash	(456,671)	633,266
Cash at beginning of period	633,266
Cash at end of period	176,595	633,266
Supplemental disclosure of income and franchise taxes paid:
Deferred underwriting compensation		12,075,000
Accrued deferred costs charged to paid-in capital		$ 471,462
Cash paid for income and state franchise taxes	$ 55,241